Segment Information - Geographic Concentration (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Concentration Risk
Net sales	$ 6,583	$ 5,809	$ 5,379
Geographic concentration | South Africa
Concentration Risk
Net sales	589	581	650
Geographic concentration | Colombia
Concentration Risk
Net sales	$ 757	$ 495	$ 421
Sales | Geographic concentration | South Africa
Concentration Risk
Concentration risk (as a percent)	9.00%	10.00%	12.00%
Sales | Geographic concentration | Colombia
Concentration Risk
Concentration risk (as a percent)	11.00%	9.00%	8.00%
Accounts Receivable | Geographic concentration | Foreign Country
Concentration Risk
Foreign receivables, excluding receivables due from affiliates	$ 327	$ 242